NOTE PAYABLE	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
NOTE PAYABLE
6.	NOTES PAYABLE

Notes payable consist of the following (in thousands):

	December 31, 2012	March 31, 2013
2011 Term Facility (net of discount)	$584,813	$—
2013 Term Facility (net of discount)	—	322,242
Senior Notes	—	300,000

Total	584,813	622,242
Less: current portion, net of discount	(8,125)	(7,971)

Long-term portion	$576,688	$614,271

Debt Refinancing

As of December 31, 2012, the Company’s outstanding borrowings, net of discount, under its credit facility was $584.8 million. This credit facility provided for: (1) a $600 million senior secured term loan facility (2011 Term Facility); (2) a $100 million senior secured revolving credit facility (2011 Revolving Facility and together with the 2011 Term Facility, the 2011 Credit Facilities). As of December 31, 2012, available borrowings under the 2011 Revolving Facility were $92.2 million.

On January 22, 2013, the Company entered into a credit facility that provided for a $325 million senior secured term loan facility (2013 Term Facility) and a $200 million senior secured revolving credit facility (2013 Revolving Facility, and together with the 2013 Term Facility, the 2013 Credit Facilities). In addition, the Company closed an offering of $300 million aggregate principal amount of senior notes (Senior Notes). The Company used the proceeds received from the 2013 Term Facility and Senior Notes to repay its outstanding principal borrowings of $592.5 million under the 2011 Term Facility. The Company used available borrowings under the 2013 Revolving Facility for outstanding letters of credit totaling $7.8 million that were previously secured by the 2011 Revolving Facility. The 2011 Credit Facilities were terminated in connection with this refinancing event.

Certain investors of the 2011 Credit Facilities reinvested in either or both of the 2013 Credit Facilities and Senior Notes and the change in the present value of future cash flows between the investments were less than 10%. Accordingly, the Company accounted for this refinancing event for these investors as a debt modification. Certain investors of the 2011 Credit Facilities either did not invest in the 2013 Credit Facilities or Senior Notes or the change in the present value of future cash flows between the investments was greater than 10%. Accordingly, the Company accounted for this refinancing event for these investors as a debt extinguishment. In applying debt modification accounting, during the three months ended March 31, 2013, the Company recorded $25.8 million in loan origination fees and deferred financing costs, of which $16.9 million related to investors that reinvested in either or both of the 2013 Credit Facilities and Senior Notes. This amount is being amortized into interest expense over the term of the 2013 Credit Facilities and Senior Notes using the effective interest method. In addition, related to this refinancing event, the Company recorded $10.9 million in interest and other expense, comprised of $9.4 million in loss on debt extinguishment and $1.5 million in debt modification expense.

2013 Credit Facilities

The 2013 Credit Facilities include: (1) the 2013 Term Facility; (2) the 2013 Revolving Facility, of which (a) $100 million is available for the issuance of letters of credit and (b) $25 million is available as a swingline subfacility; and (3) incremental term loan facilities in an amount such that after giving effect to the incurrence of any such incremental loans, either (a) the aggregate amount of incremental loans does not exceed $400 million or (b) the Consolidated Secured Leverage Ratio on a pro forma basis after giving effect to any such increase would not exceed 2.50 to 1.00. The 2013 Revolving Facility and 2013 Term Facility mature on January 22, 2018. As of March 31, 2013, the Company had not borrowed any amounts under the 2013 Revolving Facility and available borrowings were $192.2 million, exclusive of outstanding letters of credit totaling $7.8 million.

Principal payments under the 2013 Term Facility are as follows (in thousands):

2013	$8,125
2014	8,125
2015	8,125
2016	8,125
2017	8,125
Thereafter	284,375

Total principal payments	$325,000

Principal payments under the 2013 Term Facility of $2.0 million are due on the last day of the quarter beginning on March 31, 2013 and ending on December 31, 2017. The remaining 2013 Term Facility principal balance of $284.4 million is due in full on January 22, 2018, subject to early mandatory prepayments.

The loans outstanding under the 2013 Credit Facilities (Loans) bear interest, at the Company’s option, either: (1) at the base rate, which is defined as the highest of (a) the federal funds rate plus 0.50%, (b) the interest rate published by the Wall Street Journal from time to time as the “U.S. Prime Rate” and (c) the adjusted LIBOR rate for a one-month interest period beginning on such day plus 1.00%; or (2) at the LIBOR rate plus, in each case, an applicable margin. The applicable margin is (1) if the Consolidated Leverage Ratio is less than 2.00:1.00, 0.50% per annum for borrowings based on the base rate and 1.50% per annum for borrowings based on the LIBOR rate, or (2) if the Consolidated Leverage Ratio is 2.00:1.00 or greater, 0.75% per annum for borrowings based on the base rate and 1.75% per annum borrowings based on the LIBOR rate. The accrued interest under the 2013 Term Facility is payable quarterly beginning in March 31, 2013. As of March 31, 2013, accrued interest under the 2013 Credit Facilities was $0.2 million.

The Company may voluntarily prepay the Loans at any time in minimum amounts of $1 million or an integral multiple of $500,000 in excess thereof. The 2013 Credit Facilities provide for mandatory prepayments with the net cash proceeds of certain debt issuances, insurance receipts, and dispositions. The 2013 Term Facility also contains certain events of default, upon the occurrence of which, and so long as such event of default is continuing, the amounts outstanding may, at the option of the required Lenders, accrue interest at an increased rate and payments of such outstanding amounts could be accelerated, or other remedies undertaken pursuant to the 2013 Term Facility, by the required Lenders.

As of March 31, 2013, deferred financing costs and loan origination fees related to the 2013 Credit Facilities was $10.0 million. Total amortization expense of the deferred financing costs and loan origination fees was $0.4 million for the three months ended March 31, 2013 and was reported as interest expense in the consolidated statements of operations.

Senior Notes

On January 22, 2013, the Company closed an offering of $300 million aggregate principal amount of 4.50% senior notes due 2023 to qualified institutional buyers pursuant to Rule 144A, and outside of the United States pursuant to Regulation S, under the Securities Act of 1933, as amended, or the Securities Act. The Senior Notes were issued pursuant to an indenture, dated as of January 22, 2013, among the Company, certain of its domestic subsidiaries, or the Subsidiary Guarantors, and The Bank of New York Mellon Trust Company, N.A., as trustee, or the Indenture. The Senior Notes are the general unsecured senior obligations of the Company and are guaranteed on a senior unsecured basis by the Subsidiary Guarantors.

Interest is payable on the Senior Notes semi-annually in arrears at an annual rate of 4.50%, on January 15 and July 15 of each year, beginning on July 15, 2013. The Senior Notes will mature on January 15, 2023. Interest will accrue from January 22, 2013. As of March 31, 2013, accrued interest under the Senior Notes was $2.6 million.

At any time and from time to time prior to July 15, 2016, the Company may redeem up to a maximum of 35% of the original aggregate principal amount of the Senior Notes with the proceeds of certain equity offerings, at a redemption price equal to 104.50% of the principal amount thereof, plus accrued and unpaid interest thereon, if any, to the redemption date (subject to the right of holders of record on the relevant record date to receive interest due on the relevant interest payment date); provided that: (1) at least 65% of the original aggregate principal amount of the Senior Notes remains outstanding; and (2) the redemption occurs within 90 days of the completion of such equity offering upon not less than 30 nor more than 60 days prior notice.

Prior to January 15, 2018, the Company may redeem some or all of the Senior Notes by paying a “make-whole” premium based on U.S. Treasury rates. During the 12-month period commencing on January 15 of the relevant year listed below, the Company may redeem some or all of the Senior Notes at the prices listed below, plus accrued and unpaid interest, if any, to, but not including, the redemption date (subject to the right of holders of record on the relevant record date to receive interest due on the relevant interest payment date): 2018 at a redemption price of 102.25%; 2019 at a redemption price of 101.50%; 2020 at a redemption price of 100.75%; and 2021 and thereafter at a redemption price of 100.00%. If the Company experiences certain changes of control together with a ratings downgrade, it will be required to offer to purchase all of the Senior Notes then outstanding at a purchase price equal to 101.00% of the principal amount thereof, plus accrued and unpaid interest, if any, to the date of purchase. If the Company sells certain assets and does not repay certain debt or reinvest the proceeds of such sales within certain time periods, it will be required to offer to repurchase the Senior Notes with such proceeds at 100.00% of their principal amount, plus accrued and unpaid interest, if any, to the date of purchase.

The Senior Notes contain customary events of default, including among other things, payment default, failure to provide certain notices and certain provision related to bankruptcy events. The Senior Notes also contain customary negative covenants.

On January 22, 2013, the Company entered into a registration rights agreement relating to the Senior Notes that requires it and the Subsidiary Guarantors to, among other things: (1) file a registration statement with respect to a registered offer to exchange the Senior Notes for new notes guaranteed by the Company’s Subsidiary Guarantors, with terms substantially identical in all material respects to those of the Senior Notes (except that the new notes will not be subject to restrictions on transfer or to any increase in annual interest rate); (2) use the Company’s reasonable best efforts to cause the applicable registration statement to become effective under the Securities Act; and (3) promptly after the applicable registration statement is declared effective, initiate an exchange offer. In addition, under certain circumstances, the Company and the Subsidiary Guarantors may be required to file a shelf registration statement relating to resales of the Senior Notes.

If (1) the exchange offer is not completed within 300 days after the date of original issuance of the Senior Notes; (2) a shelf registration statement, if required, has not become effective within 300 days after the date of original issuance of the Senior Notes; (3) if the Company receives a request to file a shelf registration pursuant to the Registration Rights Agreement and such shelf registration statement has not become effective by the later of (a) 300 days after the date of original issuance of the Senior Notes and (b) 120 days after delivery of such shelf request or (4) any required registration statement is filed and declared effective but thereafter ceases to be effective in certain circumstances during the applicable period (each such event referred to in clauses (1) through (4) above, a “Registration Default”), then the Company will be obligated to pay additional interest to each holder of the Senior Notes that are subject to transfer restrictions, with respect to the first 90-day period immediately following the occurrence of a Registration Default, at a rate of 0.25% per annum on the principal amount of the Senior Notes that are subject to transfer restrictions held by such holder. The amount of additional interest will increase by an additional 0.25% per annum with respect to each subsequent 90-day period until the Registration Default ends, up to a maximum increase of 1.00% per annum on the principal amount of the Senior Notes that are subject to transfer restrictions.

As of March 31, 2013, deferred financing costs related to the Senior Notes was $15.2 million. Total amortization expense of the deferred financing costs was $0.2 million for the three months ended March 31, 2013 and is reported as interest expense in the consolidated statements of operations.

9.    NOTE PAYABLE

2011 Credit Facilities

On November 8, 2011, the Company entered into a credit facility that provided for: (1) a $600 million senior secured term loan facility (2011 Term Facility); (2) a $100 million senior secured revolving credit facility (2011 Revolving Facility and together with the 2011 Term Facility, the 2011 Credit Facilities), of which (a) $30 million was available for the issuance of letters of credit and (b) $25 million was available as a swingline subfacility; and (3) incremental term loan facilities in an aggregate amount of up to $400 million. The maturity date of the 2011 Revolving Facility was November 8, 2016, and the maturity date of the 2011 Term Facility was November 8, 2018. The entire $600 million 2011 Term Facility was borrowed on November 8, 2011, and used to fund a portion of the acquisition of TARGUSinfo and to pay costs, fees and expenses incurred in connection with the acquisition. As of December 31, 2012, available borrowings under the 2011 Revolving Facility were reduced by outstanding letters of credit totaling $7.8 million. On January 22, 2013, the Company refinanced this credit facility. See Subsequent Event – Debt Refinancing below.

The 2011 Credit Facilities contained customary representations and warranties, affirmative and negative covenants, and events of default. If an event of default occurred and so long as such event of default was continuing, the amounts outstanding could accrue interest at an increased rate and payments of such outstanding amounts could be accelerated, or other remedies undertaken pursuant to the 2011 Credit Facilities. The Company’s quarterly financial covenants included a maximum consolidated fixed charge coverage ratio and a minimum consolidated leverage ratio. As of December 31, 2011, the Company was in compliance with these covenants. As of December 31, 2012, the Company was not required to comply with these covenants. See Subsequent Event — Debt Refinancing below.

The Company’s obligations pursuant to the 2011 Credit Facilities were guaranteed by certain of the Company’s domestic subsidiaries, or the guarantors, and secured, with certain exceptions, by: (1) (a) a first priority security interest in all equity interests of the Company’s direct and indirect domestic subsidiaries; (b) 65% of the outstanding voting equity interests and 100% of the non-voting equity interests of NeuStar NGM Services Limited, an indirect subsidiary of the Company, and first-tier foreign subsidiaries that are controlled foreign corporations; and (c) 65% of the outstanding voting equity interests of any domestic subsidiary of the Company, the sole assets of which consist of stock of controlled foreign corporations; (2) all present and future tangible and intangible assets of the Company and the guarantors; and (3) all proceeds and products of the property and assets described in (1) and (2) above.

Principal payments under the 2011 Term Facility of $1.5 million were due on the last day of the quarter starting on December 31, 2011 and ending on September 30, 2018. The remaining 2011 Term Facility principal balance of $558.0 million was due in full on November 8, 2018, subject to early mandatory prepayments as further discussed below. The loans outstanding under the credit facility bore interest, at the Company’s option, either: (1) at the base rate, which was defined as the highest of (a) the federal funds rate plus 0.50%, (b) the interest rate published by the Wall Street Journal as the “U.S. Prime Rate” and (c) the adjusted LIBOR rate for a one-month interest period beginning on such day plus 1.00%; provided that the base rate for loans under the 2011 Term Facility was deemed to be not less than 2.25% per annum or (2) at the LIBOR rate plus, in each case, an applicable margin. The applicable margin was (1) in respect of the 2011 Term Facility, 2.75% per annum for borrowings based on the base rate and 3.75% per annum for borrowings based on the LIBOR rate, and (2) in respect of the 2011 Revolving Facility, 2.50% per annum for borrowings based on the base rate and 3.50% per annum borrowings based on the LIBOR rate. The accrued interest under the 2011 Term Facility was payable quarterly beginning on February 8, 2012. As of both December 31, 2011 and 2012, the interest rate on the 2011 Term Facility was 5% per year. The accrued interest under the 2011 Revolving Facility was due on the last day of the quarter starting on December 31, 2011.

The Company paid $10.0 million of loan origination fees related to its 2011 Credit Facilities and recorded $19.4 million in deferred financing costs. Total amortization expense of the loan origination fees and deferred financing costs was approximately $0.6 million and $4.1 million for the years ended December 31, 2011 and 2012, respectively, and is reported as interest expense in the consolidated statements of operations. As of December 31, 2011 and 2012, the balance of unamortized loan origination fees and deferred financing costs was $28.8 million and $24.8 million, respectively.

The Company could voluntarily prepay the loans at any time. The 2011 Term Facility had a 1% prepayment fee in the event it was refinanced within the first year of issuance. The 2011 Credit Facilities provided for mandatory prepayments with the net cash proceeds of certain debt issuances, equity issuances, insurance receipts, dispositions and excess cash flows. Mandatory prepayments attributable to excess cash flows were based on the Company’s leverage ratio and were determined at the end of each fiscal year, beginning with the year ended December 31, 2012. A leverage ratio of 1.5x or higher would have triggered mandatory prepayments of 25% or 50% of excess cash flow.

As of December 31, 2011 and 2012, the Company’s principal borrowings under the 2011 Term Facility were $598.5 million and $592.5 million, respectively. Accrued interest under the 2011 Credit Facilities was $4.5 million as of December 31, 2011. As of December 31, 2012, there was no interest payable under the 2011 Credit Facilities. As of December 31, 2011 and 2012, the Company’s available borrowings under the 2011 Revolving Facility were $100 million and $92.2 million, respectively. On January 22, 2013, the Company refinanced this 2011 Term Facility. See Subsequent Event — Debt Refinancing below.

Subsequent Event — Debt Refinancing

On January 22, 2013, the Company entered into a credit facility that provided for a $325 million senior secured term loan facility (2013 Term Facility) and a $200 million senior secured revolving credit facility (2013 Revolving Facility, and together with the 2013 Term Facility, the 2013 Credit Facilities). In addition, the Company closed an offering of $300 million aggregate principal amount of senior notes (Notes). The Company used the proceeds received from the 2013 Term Facility and Notes to repay its outstanding principal borrowings of $592.5 million under the 2011 Term Facility. The 2011 Credit Facilities were terminated in connection with this refinancing event.

Notes

On January 22, 2013, the Company closed an offering of $300 million aggregate principal amount of 4.50% senior notes due 2023 to qualified institutional buyers pursuant to Rule 144A, and outside of the United States pursuant to Regulation S, under the Securities Act of 1933, as amended, or the Securities Act. The Notes were issued pursuant to an indenture, dated as of January 22, 2013, among the Company, certain of its domestic subsidiaries, or the Subsidiary Guarantors, and The Bank of New York Mellon Trust Company, N.A., as trustee, or the Indenture. The Notes are the general unsecured senior obligations of the Company and are guaranteed on a senior unsecured basis by the Subsidiary Guarantors.

Interest is payable on the Notes semi-annually in arrears at an annual rate of 4.50%, on January 15 and July 15 of each year, beginning on July 15, 2013. The Notes will mature on January 15, 2023. Interest will accrue from January 22, 2013.

At any time and from time to time prior to July 15, 2016, the Company may redeem up to a maximum of 35% of the original aggregate principal amount of the Notes with the proceeds of certain equity offerings, at a redemption price equal to 104.50% of the principal amount thereof, plus accrued and unpaid interest thereon, if any, to the redemption date (subject to the right of holders of record on the relevant record date to receive interest due on the relevant interest payment date); provided that: (1) at least 65% of the original aggregate principal amount of the Notes remains outstanding; and (2) the redemption occurs within 90 days of the completion of such equity offering upon not less than 30 nor more than 60 days prior notice.

Prior to January 15, 2018, the Company may redeem some or all of the Notes by paying a “make-whole” premium based on U.S. Treasury rates. During the 12-month period commencing on January 15 of the relevant year listed below, the Company may redeem some or all of the Notes at the prices listed below, plus accrued and unpaid interest, if any, to, but not including, the redemption date (subject to the right of holders of record on the relevant record date to receive interest due on the relevant interest payment date): 2018 at a redemption price of 102.25%; 2019 at a redemption price of 101.50%; 2020 at a redemption price of 100.75%; and 2021 and thereafter at a redemption price of 100.00%. If the Company experiences certain changes of control together with a ratings downgrade, it will be required to offer to purchase all of the Notes then outstanding at a purchase price equal to 101.00% of the principal amount thereof, plus accrued and unpaid interest, if any, to, the date of purchase. If the Company sells certain assets and does not repay certain debt or reinvest the proceeds of such sales within certain time periods, it will be required to offer to repurchase the Notes with such proceeds at 100.00% of their principal amount, plus accrued and unpaid interest, if any, to the date of purchase.

The Notes contain customary events of default, including among other things, payment default, failure to provide certain notices and certain provision related to bankruptcy events. The Notes also contain customary negative covenants.

On January 22, 2013, the Company entered into a registration rights agreement relating to the Notes that requires it and the Subsidiary Guarantors to, among other things: (1) file a registration statement with respect to a registered offer to exchange the Notes for new notes guaranteed by the Company’s Subsidiary Guarantors, with terms substantially identical in all material respects to those of the Notes (except that the new notes will not be subject to restrictions on transfer or to any increase in annual interest rate); (2) use the Company’s reasonable best efforts to cause the applicable registration statement to become effective under the Securities Act; and (3) promptly after the applicable registration statement is declared effective, initiate an exchange offer. In addition, under certain circumstances, the Company and the Subsidiary Guarantors may be required to file a shelf registration statement relating to resales of the Notes.

If (1) the exchange offer is not completed within 300 days after the date of original issuance of the Notes; (2) a shelf registration statement, if required, has not become effective within 300 days after the date of original issuance of the Notes; (3) if the Company receives a request to file a shelf registration pursuant to the Registration Rights Agreement and such shelf registration statement has not become effective by the later of (a) 300 days after the date of original issuance of the Notes and (b) 120 days after delivery of such shelf request or (4) any required registration statement is filed and declared effective but thereafter ceases to be effective in certain circumstances during the applicable period (each such event referred to in clauses (1) through (4) above, a “Registration Default”), then the Company will be obligated to pay additional interest to each holder of the Notes that are subject to transfer restrictions, with respect to the first 90-day period immediately following the occurrence of a Registration Default, at a rate of 0.25% per annum on the principal amount of the Notes that are subject to transfer restrictions held by such holder. The amount of additional interest will increase by an additional 0.25% per annum with respect to each subsequent 90-day period until the Registration Default ends, up to a maximum increase of 1.00% per annum on the principal amount of the Notes that are subject to transfer restrictions.

2013 Credit Facilities

The 2013 Credit Facilities include: (1) the 2013 Term Facility; (2) the 2013 Revolving Facility, of which (a) $100 million is available for the issuance of letters of credit and (b) $25 million is available as a swingline subfacility; and (3) incremental term loan facilities in an amount such that after giving effect to the incurrence of any such incremental loans, either (a) the aggregate amount of incremental loans does not exceed $400 million or (b) the Consolidated Secured Leverage Ratio on a pro forma basis after giving effect to any such increase would not exceed 2.50 to 1.00. The 2013 Revolving Facility and 2013 Term Facility mature on January 22, 2018. The entire $325 million available under the 2013 Term Facility was borrowed on January 22, 2013, and used to refinance a portion of the Company’s 2011 Credit Facilities. As of January 22, 2013, the Company had not borrowed any amounts under the 2013 Revolving Facility and available borrowings were $192.2 million, exclusive of outstanding letters of credit totaling $7.8 million.

Principal payments under the 2013 Term Facility are as follows (in thousands):

2013	$8,125
2014	8,125
2015	8,125
2016	8,125
2017	8,125
Thereafter	284,375

Total principal payments	$325,000

Principal payments under the 2013 Term Facility are due on the last day of the quarter starting on March 31, 2013 and ending on December 31, 2017. The remaining 2013 Term Facility principal balance of $284.4 million is due in full on January 22, 2018, subject to early mandatory prepayments.

The loans outstanding under the 2013 Credit Facilities (Loans) will bear interest, at the Company’s option, either: (1) at the base rate, which is defined as the highest of (a) the federal funds rate plus 0.50%, (b) the interest rate published by the Wall Street Journal from time to time as the “U.S. Prime Rate” and (c) the adjusted LIBOR rate for a one-month interest period beginning on such day plus 1.00%; or (2) at the LIBOR rate plus, in each case, an applicable margin. The applicable margin is (1) if the Consolidated Leverage Ratio is less than 2.00:1.00, 0.50% per annum for borrowings based on the base rate and 1.50% per annum for borrowings based on the LIBOR rate, or (2) if the Consolidated Leverage Ratio is 2.00:1.00 or greater, 0.75% per annum for borrowings based on the base rate and 1.75% per annum borrowings based on the LIBOR rate. The accrued interest under the 2013 Term Facility is payable quarterly beginning in March 31, 2013.

The Company may voluntarily prepay the Loans at any time in minimum amounts of $1 million or an integral multiple of $500,000 in excess thereof. The 2013 Credit Facilities provide for mandatory prepayments with the net cash proceeds of certain debt issuances, insurance receipts, and dispositions. The 2013 Term Facility also contains certain events of default, upon the occurrence of which, and so long as such event of default is continuing, the amounts outstanding may, at the option of the required Lenders, accrue interest at an increased rate and payments of such outstanding amounts could be accelerated, or other remedies undertaken pursuant to the 2013 Term Facility, by the required Lenders.